Performance Management	Oct. 31, 2025
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Large Cap Equity Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. Large Cap Equity Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent	[1]		24.51%	14.28%	12.87%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		24.25%	14.03%	12.51%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		23.91%	13.14%	11.83%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		14.58%	11.08%	10.26%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[1]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Large Cap Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.60%	[1]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.51%)	[1]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Small Cap Value Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. SMALL CAP VALUE PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent	[1]		8.05%	7.29%	7.14%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		9.57%	12.44%	8.61%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		9.18%	11.16%	7.34%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		5.93%	9.70%	6.66%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[2]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. SMALL CAP VALUE PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.66%	[2]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(39.02%)	[2]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Targeted Value Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. Targeted Value Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent	[1]		8.05%	7.29%	7.14%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		9.33%	12.37%	9.16%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		8.96%	11.36%	8.02%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		5.78%	9.69%	7.13%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[3]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Targeted Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.77%	[3]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(39.19%)	[3]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Core Equity 1 Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. CORE EQUITY 1 PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		21.35%	13.49%	11.96%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		21.01%	12.84%	11.29%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		12.86%	10.68%	9.74%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[4]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. CORE EQUITY 1 PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.16%	[4]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(24.35%)	[4]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Core Equity 2 Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. CORE EQUITY 2 PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		20.27%	13.32%	11.38%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		19.93%	12.59%	10.61%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		12.22%	10.53%	9.19%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[5]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. CORE EQUITY 2 PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.39%	[5]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.55%)	[5]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Vector Equity Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. VECTOR EQUITY PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		14.35%	11.01%	9.28%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		14.00%	10.03%	8.27%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		8.73%	8.59%	7.32%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[6]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. VECTOR EQUITY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	24.23%	[6]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.99%)	[6]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Small Cap Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. SMALL CAP PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		11.49%	10.49%	8.78%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		11.21%	9.64%	7.77%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		7.00%	8.20%	6.88%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[7]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. SMALL CAP PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	28.70%	[7]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(32.73%)	[7]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Micro Cap Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. MICRO CAP PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		11.42%	10.35%	8.92%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		11.16%	9.31%	7.77%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		6.94%	8.07%	6.98%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[8]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. MICRO CAP PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	30.59%	[8]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(34.75%)	[8]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. High Relative Profitability Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. High Relative Profitability Portfolio			12 Months Ended	60 Months Ended	92 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent	[1]		24.51%	14.28%	14.18%	[2]
Russell 1000® Index | Performance Inception Date					May 16, 2017
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		20.49%	13.86%	14.70%	[2]
Institutional Class | Performance Inception Date					May 16, 2017
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		20.14%	13.26%	14.16%	[2]
Institutional Class | After Taxes on Distributions | Performance Inception Date					May 16, 2017
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		12.37%	11.01%	12.04%	[2]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date					May 16, 2017
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[2]	Since inception May 16, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[9]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. High Relative Profitability Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.66%	[9]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(17.26%)	[9]
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	DFA Real Estate Securities Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - DFA REAL ESTATE SECURITIES PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dow Jones U.S. Select REIT Index | Average Annual Return, Label [Optional Text]	[1]	Dow Jones U.S. Select REIT Index
Dow Jones U.S. Select REIT Index | Average Annual Return, Percent	[1]		8.10%	3.40%	4.89%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		5.52%	3.47%	5.72%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		4.52%	2.28%	4.39%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		3.51%	2.34%	4.00%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[10]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA REAL ESTATE SECURITIES PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.88%	[10]
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.06%)	[10]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Large Cap Growth Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. Large Cap Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent	[1]		33.36%	18.96%	16.78%
Russell 1000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent	[1]		24.51%	14.28%	12.87%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		23.83%	15.08%	13.84%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		23.52%	14.01%	12.96%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		14.31%	11.91%	11.36%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[11]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Large Cap Growth Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.45%	[11]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(16.69%)	[11]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Small Cap Growth Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - U.S. Small Cap Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Growth Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Growth Index
Russell 2000® Growth Index | Average Annual Return, Percent	[1]		15.15%	6.86%	8.09%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		13.85%	11.27%	9.71%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		13.68%	10.55%	9.06%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		8.32%	8.87%	7.83%
[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[12]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Small Cap Growth Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	27.16%	[12]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.33%)	[12]
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[2]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[3]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[4]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[5]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[6]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[7]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[8]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[9]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[10]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[11]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[12]

As of December 31, 2024, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.